SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
In July 2022, we paid the first installments totaling $16.2 million under three Kamsarmax newbuilding contracts entered in June 2022.

In July 2022, we paid the second installments totaling $7.0 million under two out of the seven Kamsarmax newbuilding contracts entered in 2021.

In August 2022, we received dividend from UFC of $3.3 million.

On August 25, 2022, our Board of Directors determined to announce a cash dividend to the Company's shareholders of $0.60 per share.